Expense Example - Calamos Bitcoin 80 Series Structured Alt Protection ETF - January - Calamos Bitcoin 80 Series Structured Alt Protection ETF - January	Feb. 04, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221